July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 1.6%
Tesla Inc.(a)	124,970	$38,524,502
Broadline Retail — 3.1%
Amazon.com Inc.(a)	324,923	76,067,723
Communications Equipment — 2.2%
Arista Networks Inc.(a)	437,634	53,925,261
Electrical Equipment — 2.3%
Doosan Enerbility Co. Ltd.(a)	502,441	23,538,661
Siemens Energy AG(a)	288,046	33,349,581
		56,888,242
Electronic Equipment, Instruments & Components — 4.7%
Celestica Inc.(a)(b)	289,937	57,946,809
Fabrinet(a)(b)	179,050	57,963,856
		115,910,665
Entertainment — 0.8%
Nintendo Co. Ltd.	247,600	20,694,131
Financial Services — 0.6%
Chime Financial Inc., Class A(a)	407,370	14,017,602
Health Care Technology — 1.1%
Pro Medicus Ltd.	130,789	26,858,119
Independent Power and Renewable Electricity Producers — 1.3%
Talen Energy Corp.(a)	85,647	32,337,738
Industrial Conglomerates — 2.0%
Hitachi Ltd.	1,597,500	48,884,528
Interactive Media & Services — 7.8%
Alphabet Inc., Class A	138,864	26,648,001
Meta Platforms Inc., Class A	209,947	162,381,408
		189,029,409
IT Services — 8.9%
Cloudflare Inc., Class A(a)	332,602	69,074,783
Snowflake Inc., Class A(a)	470,975	105,262,913
Twilio Inc., Class A(a)	322,202	41,564,058
		215,901,754
Life Sciences Tools & Services — 0.8%
Tempus AI Inc.(a)(b)	333,837	18,891,836
Professional Services — 1.9%
Thomson Reuters Corp.	230,170	46,243,455
Semiconductors & Semiconductor Equipment — 30.0%
Advanced Micro Devices Inc.(a)	261,256	46,062,045
Advantest Corp.	619,000	41,162,939
Alchip Technologies Ltd.	388,000	49,600,744
Astera Labs Inc.(a)	399,154	54,576,327
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	654,756	$192,301,837
Lam Research Corp.	341,117	32,351,536
Nvidia Corp.	1,372,275	244,086,554
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	294,845	71,240,449
		731,382,431
Software — 26.5%
AppLovin Corp., Class A(a)	109,021	42,594,505
Cadence Design Systems Inc.(a)	111,086	40,498,623
CyberArk Software Ltd.(a)	114,044	46,925,685
Figma Inc., NVS	137,936	15,931,608
Intuit Inc.	56,620	44,454,061
Microsoft Corp.	293,661	156,668,143
Oracle Corp.	428,004	108,614,575
Palantir Technologies Inc., Class A(a)	270,411	42,819,582
Rubrik Inc., Class A(a)(b)	397,433	37,736,263
SAP SE, ADR NVS(b)	141,319	40,516,157
ServiceNow Inc.(a)	41,350	38,998,012
Unity Software Inc.(a)	882,449	29,438,499
		645,195,713
Technology Hardware, Storage & Peripherals — 1.9%
Pure Storage Inc., Class A(a)(b)	764,141	45,481,672
Wireless Telecommunication Services — 2.2%
SoftBank Group Corp.	699,500	53,413,074
Total Long-Term Investments — 99.7% (Cost: $2,000,348,111)		2,429,647,855
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	104,588,716	104,630,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	5,060,000	5,060,000
Total Short-Term Securities — 4.5% (Cost: $109,690,495)		109,690,552
Total Investments — 104.2% (Cost: $2,110,038,606)		2,539,338,407
Liabilities in Excess of Other Assets — (4.2)%		(102,886,106)
Net Assets — 100.0%		$2,436,452,301

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares A.I. Innovation and Tech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,138,943	$100,491,372 (a)	$—	$318	$(81)	$104,630,552	104,588,716	$61,097 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,720,000	3,340,000 (a)	—	—	—	5,060,000	5,060,000	78,951	—
				$318	$(81)	$109,690,552		$140,048	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,132,146,079	$297,501,776	$—	$2,429,647,855
Short-Term Securities
Money Market Funds	109,690,552	—	—	109,690,552
	$2,241,836,631	$297,501,776	$—	$2,539,338,407

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares